Reporting Entity and Group Information (Details) $ / shares in Units, € in Thousands						12 Months Ended
	May 08, 2026 USD ($) $ / shares shares	Apr. 15, 2026 USD ($) $ / shares shares	Apr. 10, 2026 USD ($) $ / shares shares	Apr. 09, 2026 $ / shares shares	Apr. 02, 2026 USD ($)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	May 12, 2026 EUR (€)	Dec. 28, 2023 EUR (€)	Dec. 28, 2023 USD ($)
Reporting Entity and Group Information [Line Items]
Net losses						€ (55,878)	€ (97,959)	€ (55,081)
Inventories						51,010	63,666	€ 39,119
Long-term loans and payables position						59,184	126,381
Short-term loans and payables position						41,609	€ 61,834
Revenue steam						€ 83,800
Percentage of revenues						82.00%
Pending project proposals						€ 256,000
Order backlog						9,000
Number of warrants (in Shares) | shares							7,300,003	3,216,667
Aggregate exercise price of warrants (in Dollars)						€ 26,950	€ 9,260
Warrant position										€ 1,989	$ 2,198,000
Forecast [Member]
Reporting Entity and Group Information [Line Items]
Equity investor percentage									51.00%
Aggregate of ordinary shares (in Shares) | shares						66,666
Gross proceeds from exercise of subscription rights (in Dollars) | $	$ 6,300,000
Credit lines from shareholders									€ 56,400
Undrawn, credit lines from the shareholders.									41,100
Amount of drawings									€ 30,000
ADSE Holdco [Member]
Reporting Entity and Group Information [Line Items]
Equity investor percentage						29.82%	33.65%
Lucerne Master Fund [Member]
Reporting Entity and Group Information [Line Items]
Aggregate of ordinary shares (in Shares) | shares						5,105,379
Lucerne Master Fund [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Aggregate cash consideration (in Dollars) | $	$ 12,556,857.89				$ 12,500,000
Aggregate of ordinary shares (in Shares) | shares				5,172,045		5,105,379
Aggregate of ordinary shares price (in Dollars per share) | $ / shares				$ 0.0001
Lucerne Master Fund [Member] | Top of Range [Member]
Reporting Entity and Group Information [Line Items]
Warrant position						€ 54,809
Lucerne Master Fund [Member] | Top of Range [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Warrant position						54,809
Lucerne Master Fund [Member] | Bottom of Range [Member]
Reporting Entity and Group Information [Line Items]
Warrant position						7,388
Lucerne Master Fund [Member] | Bottom of Range [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Warrant position						€ 7,388
AEMF SPV LLC [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Aggregate cash consideration (in Dollars) | $					12,500,000
AIMF SPV LLC [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Aggregate cash consideration (in Dollars) | $					$ 12,500,000
Ayrton [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Number of warrants (in Shares) | shares	742,924
Anson [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Number of warrants (in Shares) | shares	1,084,360
Lucerne Special Opportunity Fund [Member]
Reporting Entity and Group Information [Line Items]
Aggregate of ordinary shares (in Shares) | shares						66,666
Subscription Agreements [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Aggregate of ordinary shares (in Shares) | shares	6,324,000
Aggregate of ordinary shares price (in Dollars per share) | $ / shares	$ 1
Service [Member]
Reporting Entity and Group Information [Line Items]
Revenue steam							€ 4,700
Percentage of revenues							83.00%
Commercial and industrial [Member]
Reporting Entity and Group Information [Line Items]
Revenue steam						€ 513
Percentage of revenues						31.00%
Lucerne Warrants [Member]
Reporting Entity and Group Information [Line Items]
Aggregate of ordinary shares (in Shares) | shares						5,172,045
Lucerne Warrants [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Aggregate of ordinary shares (in Shares) | shares						5,172,045
Number of exercising warrants (in Shares) | shares		66,666	5,105,379
Exercise price per warrants (in Dollars per share) | $ / shares		$ 1	$ 1
Aggregate exercise price of warrants (in Dollars) | $		$ 66,666	$ 5,105,379
Lucerne Warrants [Member] | Top of Range [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Warrants adjusted per share (in Dollars per share) | $ / shares				6.2
Lucerne Warrants [Member] | Bottom of Range [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Warrants adjusted per share (in Dollars per share) | $ / shares				$ 1
Investors [Member] | Forecast [Member]
Reporting Entity and Group Information [Line Items]
Aggregate of ordinary shares (in Shares) | shares	6,324,000